Trade accounts receivable (Details - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Expected credit losses	R$ (70)	R$ (185)
Total	3,562	2,910
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	1,905	1,287
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	1,727	1,808
Third Parties [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	1,802	1,273
Third Parties [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	1,727	1,808
Related Partie [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	R$ 103	R$ 14